Investment Securities (Tables)	12 Months Ended
Mar. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities
The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2024 and 2025:

At March 31, 2024 (As Adjusted):	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,287,730	¥5,768	¥126,098	¥23,167,400
Japanese prefectural and municipal bonds	1,055,564	227	9,800	1,045,991
Foreign government and official institution bonds	3,428,199	4,981	130,629	3,302,551
Corporate bonds	1,019,832	10,685	4,049	1,026,468
Residential mortgage-backed securities	1,229,615	255	345	1,229,525
Asset-backed securities	1,239,772	9,251	1,877	1,247,146
Other debt securities	407,917	3,419	7,450	403,886
Total	¥31,668,629	¥34,586	¥280,248	¥31,422,967
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥15,191,741	¥4,745	¥97,603	¥15,098,883
Japanese prefectural and municipal bonds	1,999,182	2,048	16,328	1,984,902
Corporate bonds	119,490	93	179	119,404
Residential mortgage-backed securities	4,952,083	3,153	179,537	4,775,699
Asset-backed securities	2,581,466	3,681	6,521	2,578,626
Total	¥24,843,962	¥13,720	¥300,168	¥24,557,514

At March 31, 2025:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥22,314,148	¥2,326	¥232,617	¥22,083,857
Japanese prefectural and municipal bonds	319,774	3	9,779	309,998
Foreign government and official institution bonds	4,149,418	11,679	82,628	4,078,469
Corporate bonds	905,194	10,213	11,524	903,883
Residential mortgage-backed securities	1,121,879	583	211	1,122,251
Asset-backed securities	1,405,859	7,491	1,199	1,412,151
Other debt securities	502,359	3,709	3,509	502,559
Total	¥30,718,631	¥36,004	¥341,467	¥30,413,168
Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥14,354,434	¥4	¥395,239	¥13,959,199
Japanese prefectural and municipal bonds	2,545,627	—	93,141	2,452,486
Corporate bonds	214,949	—	3,602	211,347
Residential mortgage-backed securities	4,690,277	10,826	148,066	4,553,037
Asset-backed securities	1,466,898	4,447	421	1,470,924
Total	¥23,272,185	¥15,277	¥640,469	¥22,646,993

Amortized Cost and Fair Value by Contractual Maturity	Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥1,854,284	¥1,849,185	¥18,392,937
Due from one year to five years	7,726,350	7,577,814	5,630,447
Due from five years to ten years	7,644,200	7,321,116	2,850,932
Due after ten years	6,047,351	5,898,878	3,538,852
Total	¥23,272,185	¥22,646,993	¥30,413,168

Investments by Length and Category in Continuous Loss Position
The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities at March 31, 2024 and 2025 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2024 (As Adjusted):	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥18,640,364	¥9,427	¥1,756,792	¥116,671	¥20,397,156	¥126,098	440
Japanese prefectural and municipal bonds	416,047	1,502	520,133	8,298	936,180	9,800	574
Foreign government and official institution bonds	358,973	9,306	1,942,369	121,323	2,301,342	130,629	97
Corporate bonds	167,004	467	442,274	3,582	609,278	4,049	309
Residential mortgage-backed securities	185,197	14	343,621	331	528,818	345	14
Asset-backed securities	23,810	9	160,109	1,868	183,919	1,877	17
Other debt securities	202,787	54	64,908	7,396	267,695	7,450	56
Total	¥19,994,182	¥20,779	¥5,230,206	¥259,469	¥25,224,388	¥280,248	1,507

	Less than 12 months		12 months or more		Total
At March 31, 2025:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥19,809,049	¥109,736	¥1,160,183	¥122,881	¥20,969,232	¥232,617	311
Japanese prefectural and municipal bonds	30,167	82	279,731	9,697	309,898	9,779	282
Foreign government and official institution bonds	710,517	9,198	1,584,560	73,430	2,295,077	82,628	104
Corporate bonds	206,591	3,069	413,226	8,455	619,817	11,524	483
Residential mortgage-backed securities	—	—	274,894	211	274,894	211	9
Asset-backed securities	244,037	1,193	1,252	6	245,289	1,199	25
Other debt securities	213,737	423	48,799	3,086	262,536	3,509	74
Total	¥21,214,098	¥123,701	¥3,762,645	¥217,766	¥24,976,743	¥341,467	1,288

Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities Still Held at the Reporting Date
The following table presents net realized gains (losses) on sales of equity securities, and net unrealized gains (losses) on equity securities still held at March 31, 2023, 2024 and 2025:

	Fiscal years ended March 31,
	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Net gains (losses) recognized during the period(1)	¥102,415	¥1,527,792	¥(674,282)
Less:
Net gains (losses) recognized during the period on equity securities sold during the period	18,228	113,216	(107,892)
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥84,187	¥1,414,576	¥(566,390)

Note:
(1)Included in Investment securities gains (losses)—net.
Carrying Value of Nonmarketable Equity Securities
The following table presents the carrying value of nonmarketable equity securities that are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes (“measurement alternative”), held at March 31, 2024 and 2025:

	2024 (As Adjusted)	2025
	(in millions)
Measurement alternative balance	¥483,218	¥603,633

Related Adjustments for Nonmarketable Equity Securities
The related adjustments for these securities for the fiscal years ended March 31, 2023, 2024 and 2025 were as follows:

	Fiscal years ended March 31,
	2023	2024	2025
	(in millions)
Measurement alternative impairment losses(1)(4)	¥(8,230)	¥(11,943)	¥(37,469)
Measurement alternative downward changes for observable prices(1)(2)(3)(5)	¥(440)	¥(1,567)	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)(6)	¥5,090	¥882	¥8,060

Notes:
(1)Included in Investment securities gains (losses)—net.
(2)Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
(4)The cumulative impairment losses at March 31, 2024 and 2025 were ¥29,569 million and ¥65,989 million, respectively.
(5)The cumulative downward changes for observable prices at March 31, 2024 and 2025 were ¥2,961 million and ¥2,961 million, respectively.
(6)The cumulative upward changes for observable prices at March 31, 2024 and 2025 were ¥58,104 million and ¥66,132 million, respectively.